Organization and Business Operations (Details) - USD ($)								3 Months Ended	12 Months Ended
	Mar. 08, 2024	Sep. 08, 2023	Aug. 07, 2023	Jun. 09, 2023	Dec. 14, 2021	Dec. 09, 2021	Mar. 30, 2021	Mar. 31, 2024	Dec. 31, 2023	Jan. 25, 2024	Dec. 29, 2023	Sep. 29, 2023	Aug. 10, 2023	Jul. 10, 2023	Jun. 15, 2023	Dec. 31, 2022	Nov. 30, 2021
Organization and Business Operations [Line Items]
Shares issued (in Shares)	588,235
Shares issued (in Shares)								200,000
Voting power percentage								85.50%
Interest percentage										50.00%
Exercise price (in Dollars per share)								$ 18
Net tangible assets								$ 365,300,000
Shares issued redemption (in Shares)
Shares outstanding redemption (in Shares)
Sponsor agreement (in Shares)								1,380,736
Working capital deficit								$ 26,200,000
Sponsor payment						$ 20,000
Legacy Montana’s [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								45,821,456
Montana Technologies Corporation [Member]
Organization and Business Operations [Line Items]
Common stock, shares outstanding (in Shares)								53,823,412
Common stock, shares issued (in Shares)								53,823,412
Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)											$ 10.1
Offering costs					$ 20,700,000
Deferred underwriting fees					$ 10,100,000
Private placement warrants (in Shares)									1
Aggregate fair market value percentage									80.00%
Issued and outstanding percentage									50.00%
Public price per share (in Dollars per share)									$ 10.1
Aggregate public shares, percentage									15.00%
Net tangible assets									$ 5,000,001
Redemption price per share (in Dollars per share)				$ 10.37
Redemption balance in trust account									114,641,527							$ 294,395,846
Deposited in the trust account													$ 300,000	$ 300,000	$ 300,000
Business combination value		$ 200,000	$ 300,000
Interest to pay dissolution expenses, maximum									$ 100,000
Percentage of redemption public shares									100.00%
Aggregate transaction											$ 421,900,000
Anuualized earning before interest tax									$ 150,000,000
Anuualized earning before interest tax description									(i) the ratio of (x) (1) the Annualized EBITDA that is expected from such new production capacity (the “Expected Annualized EBITDA”) less (2) (A) the Threshold Annualized EBITDA plus (B) all previously Expected Annualized EBITDA amounts associated with previous new production capacities for which previous earnouts were achieved, divided by (y) $150,000,000 multiplied by (ii) $200,000,000, provided that the aggregate Expected Annualized EBITDA may not exceed $300,000,000.
Earning amount									$ 200,000,000
Outstanding share percentage									100.00%
Sponsor agreement (in Shares)									1,380,736
Aggregate interest percentage												9.80%
Percentage of issued and outstanding									2.00%
Working capital deficit									$ 9,500,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Previously Reported [Member]
Organization and Business Operations [Line Items]
Cash									$ 59,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Share Based Payment [Member]
Organization and Business Operations [Line Items]
Percentage of vesting									20.00%
Power & Digital Infrastructure Acquisition II Corp. [Member] | Founder Shares [Member]
Organization and Business Operations [Line Items]
Sponsor payment									$ 25,000
Related party debt									$ 115,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)											$ 10.8
Percentage of voting power												9.80%
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								1,725,418
Common stock, shares outstanding (in Shares)								49,063,770	32,731,583
Common stock, shares issued (in Shares)								49,063,770	32,731,583
Price per share (in Dollars per share)								$ 10
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Legacy Montana’s [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								23.8
Class A Common Stock [Member] | Montana Technologies Corporation [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								23.8
Class A Common Stock [Member] | PIPE Investor [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								588,235
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)					$ 0.0001						10
Exercise price (in Dollars per share)									$ 11.5
Stockholders elected to redeem shares (in Shares)				18,141,822					18,141,822
Redemption price per share (in Dollars per share)									$ 10.37
Aggregate redemption amount				$ 188,132,132					$ 188,132,132
Shares issued redemption (in Shares)									10,608,178							28,750,000
Shares outstanding redemption (in Shares)									10,608,178							28,750,000
Common stock, par value (in Dollars per share)											0.0001
Price per share (in Dollars per share)									$ 10
Outstanding share percentage									72.70%
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Previously Reported [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Class B Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, shares outstanding (in Shares)								4,759,642	4,759,642
Common stock, shares issued (in Shares)								4,759,642	4,759,642
Price per share (in Dollars per share)								$ 10
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Legacy Montana’s [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)								23.8
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Common stock, shares outstanding (in Shares)									7,187,500							7,187,500
Common stock, shares issued (in Shares)									7,187,500							7,187,500
Common stock, par value (in Dollars per share)									$ 0.0001							$ 0.0001
Outstanding share percentage									76.60%
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Minimum [Member]
Organization and Business Operations [Line Items]
Percentage of ownership									80.00%
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Founder Shares [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)							5,750,000
Common stock, shares outstanding (in Shares)																	7,187,500
Price per share (in Dollars per share)							$ 0.0001
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Merger Agreement [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
IPO [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)					28,750,000
Price per share (in Dollars per share)									$ 10.1
Gross proceeds									$ 290,400,000
IPO [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)					28,750,000
Over-Allotment Option [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)					3,750,000
Price per share (in Dollars per share)					$ 10
Gross proceeds					$ 287,500,000
Private Placement Warrants [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Shares issued (in Shares)									11,125,000
Private placement warrants (in Shares)									11,125,000
Exercise price (in Dollars per share)									$ 1
Generating proceeds amount									$ 11,100,000
Private Placement Warrants [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
Exercise price (in Dollars per share)									$ 11.5